Subsequent Events (Details) - 1 months ended Mar. 30, 2018	USD ($)	CNY (¥)
Wenjie Tang [Member] | Subsequent Event [Member]
Subsequent Event (Textual)
Company repayment amount	$ 231,000	¥ 1,500,000